Other	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other Income	Other income (expense)

	2025	2024
Foreign exchange gain (loss)	$(5)	$7
Settlement loss on defined benefit pension plans	—	(1)
Gain resulting from the CPL agreement	—	1
Gain on sale of assets	6	—
Gain (loss) on electricity swaps	8	(9)
Loss on interest rate swap contracts	(2)	(4)
Other	9	4
	$15	$(2)